Divestitures (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Artisan foundation IP business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gains on disposal	$ 131.0	$ 131.0